Share Capital (Tables)	12 Months Ended
Mar. 31, 2026
Share Capital [Abstract]
Schedule of Issued and Outstanding Common Shares
	Note	Number	Amount ($)
Opening balance April 1, 2023	3	-	5,934,141
Share issuance to PGI		1,338	-
Share issuance to NCAC shareholders	5	2,086	37,336,416
Shares issued for debt settlement		40	718,500
Shares issued to third party advisors		119	2,136,340
Balance as at March 31, 2024		3,583	46,125,397
Shares issued on conversion of convertible note	17	6,105	4,617,286
Shares issued on conversion of convertible note warrants	17	3,660	639,954
Shares issued for ELOC	19	35,024	6,692,495
Commitment shares ELOC	19	543	187,500
Share issuance costs for ELOC	19	-	(469,600)
Warrant exchange	13	177	192,060
Shares issued to third party advisors		94	241,379
Shares issued on conversion of PGI promissory notes	18	7,562	988,569
Shares issued on conversion of NCAC promissory notes	18	8,364	1,096,358
Shares issued for PsyLabs share exchange	11	5,695	722,033
Shares issued for PIPE financing	20	7,629	313,628
Share issuance costs for PIPE financing	20	-	(40,449)
Shares issued for PIPE pre-funded warrants exercised	20	12,447	511,690
Shares issuance costs for PIPE pre-funded warrants exercised	20	-	(65,995)
Balance as at March 31, 2025		90,883	61,752,305
Shares issued to third party advisors		2,439	60,000
Shares issued for ELOC	19	1,051,973	14,545,896
Share issuance costs for ELOC	19	-	(581,836)
Share issuance for Associate	11	1,146,159	2,934,167
Exercise of RSUs		1,823	37,451
Balance as at March 31, 2026		2,293,277	78,747,983

Schedule of Issued and Outstanding Warrants
		2025
Warrants	Note	Number	Amount ($)
Opening balance April 1, 2024		-	-
Warrants issued for convertible note Addendum	17	134	42,528
Warrants issued for convertible note Termination Agreement	17	3,660	639,954
Convertible note Termination Agreement warrants exercised	17	(3,660)	(639,954)
PIPE financing warrant issuance	20	52,597	1,686,372
PIPE financing warrant issuance costs	20	1,506	137,778
Issuance costs for PIPE financing warrants	20	-	(355,278)
PIPE pre-funded warrants exercised	20	(12,447)	(511,690)
Issuance costs for PIPE pre-funded warrants exercised	20	-	65,995
Balance as at March 31, 2025 and 2026		41,790	1,065,705

Schedule of Warrants were Outstanding and Exercisable

The following warrants were outstanding and exercisable at March 31, 2026:

Issue Date	Expiry Date	Exercise Price	Number of Warrants Outstanding	Number of Warrants Exercisable
August 20, 2024	August 20, 2026	$1,867.97	134	134
December 24, 2024	December 24, 2029	$99.63	20,075	20,075
December 24, 2024	December 24, 2026	$99.63	20,075	20,075
December 24, 2024	December 24, 2029	$124.53	1,506	1,506

Schedule of Restricted Stock Units
Number
Opening balance April 1, 2025	-
Issued during the year	11,765
Exercised during the year	(1,823)
Cancelled during the year	(306)
Balance as at March 31, 2026	9,636